SunAmerica Asset Management Corp.
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204


March 26, 1996


EDGAR Postmaster, BDM: Postmaster


Re:       SunAmerica Series Trust
          Securities Act File No. 33-52742
          Post-Effective Amendment No. 7

Ladies and Gentlemen:

          The 497(j) filing which was submitted to the Securities and Exchange Commission on March 19, 1996 in connection with the Prospectus and Statement of Additional Information dated June 1996 contained in the Post-Effective Amendment No. 7 to the above-referenced Trust's Registration Statement on Form N-1A filed on March 15, 1996, was submitted inadvertently and is not in use.
This Prospectus and Statement of Additional Information has not yet become effective and therefore the filing of March 19, 1996 should be disregarded.



                              Very truly yours

                              /s/ Abbe P. Stein
                              Abbe P. Stein
                              Corporate Counsel